SHAREHOLDERS' EQUITY (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in outstanding warrants
Outstanding at the beginning of the period (in shares)	$ 18,297
Exercised (in shares)	(3,949)	0	(11,600)
Outstanding at the end of the period (in shares)	14,348	18,297
Outstanding at the beginning of the period (in dollars per share)	$ 28.07
Exercised (in dollars per share)	$ 26.90
Outstanding at the end of the period (in dollars per share)	$ 28.40	$ 28.07
Tranche 1
Changes in outstanding warrants
Outstanding at the end of the period (in shares)	9,836
Outstanding at the end of the period (in dollars per share)	$ 26.86
Tranche 2
Changes in outstanding warrants
Outstanding at the end of the period (in shares)	$ 4,512
Outstanding at the end of the period (in dollars per share)	$ 31.75